Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 3,122,134	$ 6,553,768
Prepaid expenses and other	64,159	15,590
TOTAL CURRENT ASSETS	3,186,293	6,569,358
Intangible assets, net	0	180
Property and equipment, net	301,308	75,948
Security deposit	100,000	7,500
Right of use asset, net	270,950	0
TOTAL NON-CURRENT ASSETS	672,258	83,628
TOTAL ASSETS	3,858,551	6,652,986
CURRENT LIABILITIES
Accounts payable	367,019	138,314
Accrued expenses	202,160	40,615
Short-term lease liability	92,214	0
TOTAL CURRENT LIABILITIES	661,393	178,929
Commitments and Contingencies
Long-term lease liability	178,736	0
Other liability	140,000	0
TOTAL LIABILITIES	980,129	178,729
STOCKHOLDERS' EQUITY
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0
Common Stock, $0.001 par value, 50,000,000 shares authorized, 17,870,261 shares and 17,840,261 shares issued and outstanding as of March 31, 2020 and 2019, respectively	17,870	17,840
Additional paid-in capital	10,505,592	9,684,578
Common stock issuable	923,994	19,800
Accumulated deficit	(8,569,034)	(3,248,161)
TOTAL STOCKHOLDERS' EQUITY	2,878,422	6,474,057
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,858,551	$ 6,652,986